Lease Arrangements (Tables)	12 Months Ended
Dec. 31, 2018
Lease Arrangements [Abstract]
Summary Of Future Minimum Rental Payments And Sublease Rentals To Be Received Under Operating Leases

2019	$26,791
2020	24,152
2021	19,669
2022	13,851
2023	8,179
Thereafter	10,974
Total minimum rental payments	$103,616

Schedule Of Total Rental Expense Incurred Under Operating Leases For Continuing Operations

	For the Years Ended December 31,
	2018	2017	2016

Total rental expense	$41,685	$41,210	$40,034